Note 8 - Share Capital	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of issued capital [text block]
8.	Share capital

The Company has an unlimited number of voting and participating common shares authorized for issuance without par value.

In
July 2017,
the Company amended its articles of incorporation to effect a
11.99
-for-
1
stock-split of all of the Company’s common shares. The stock-split became effective on
July 19, 2017
and, as a result, all issued and outstanding common shares, preferred shares, stock options and per share amounts contained in these consolidated financial statements have been retrospectively adjusted to reflect this stock-split for all periods presented.

In
August 2017,
immediately prior to its qualifying IPO, all outstanding Class A, B and C redeemable convertible preferred shares were converted on a one
-for-
one
basis into
20,076,224
common shares of the Company (see note
7
).

In
August 2017,
the Company completed its IPO and issued
9,191,000
common shares at
$15
per share, including the underwriters’ over-allotment option, for total gross proceeds of
$137,865,000.

Financing costs, consisting of legal and other advisory costs in the amount of
$1,436,356,
were allocated to the listing of the Company’s common shares existing immediately prior to the IPO and were expensed as incurred under general and administrative expenses. Financing costs, consisting of legal and other advisory costs in the amount of
$586,043,
were allocated to new common shares issued in conjunction with the IPO and are reflected in share capital as a reduction of the IPO proceeds, along with underwriter fees of
$9,650,550.

In
October 2018,
the Company completed a follow-on offering and issued
6,095,000
common shares at
$13.25
per share, including the underwriters’ over-allotment option, for total gross proceeds of
$80,758,750.
Financing costs, consisting of legal and other advisory costs in the amount of
$327,074
and underwriter fees of
$4,845,525
are reflected in share capital as a reduction of the follow-on offering proceeds.

In
October 2018,
the Company also filed an At-The-Market (ATM) offering prospectus for
$40,000,000
of additional common shares for a period of
24
months. This ATM permits the Company to sell common shares having an aggregate offering price of up to
$40,000,000
from time to time at prevailing market prices. The underwriters’ commission will be
3%
of the amount of funds raised. There were
no
draws on this ATM offering prospectus as at the date these consolidated financial statements were authorized for issuance.